Fair Value Measurements and Hedging - Fair value measurements on a nonrecurring basis (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges		$ 3,411	$ 17,784
Fair Value, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges		3,411	17,784
Fair Value, Nonrecurring [Member] | Held For Sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of Long-Lived Assets to be Disposed of			1,606
Fair Value, Nonrecurring [Member] | Vessels Net [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of Long-Lived Assets Held-for-use		3,411	16,178
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure		24,475	20,842
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member] | Held For Sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure			5,949
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member] | Vessels Net [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure		$ 24,475	$ 14,893